Employee Benefit Plans - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Prior Years Market Gains Losses Recognized By Asset Valuation Method For Qualified Pension Plans	60.00%
Remaining Market Gains Losses Recognized By Asset Valuation Method For Qualified Pension Plans	40.00%
Unrecognized Gain Loss Percentage For Post Retirement Health Care Plan	50.00%
Defined Benefit Plan Decline in Rates Threshold to Analyze Significant Impact to Plan, Percent	0.25%
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	$ 4
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	59
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	3
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	52
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Contribution To Qualified Defined Contribution Plans Cash	723	670	605
Common Stock Held By Defined Contribution Plans Shares	232	208
Payments To Plans For Dividends On Common Stock	9	8	8
Nonqualified and Other Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	124
Weighted-Average Assumptions, Expected Return on Plan Assets	5.25%	5.25%	5.25%
Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase In Plan Assets With Respect To Decline In Discount Rate	55
Increase In Plan Assets With Respect To Decline In Expected Return	27
Weighted-Average Assumptions, Expected Return on Plan Assets	8.00%	8.00%	8.00%
Defined Benefit Plan, Amount of Employer and Related Party Securities Included in Plan Assets	82	189
Defined Benefit Plan, Equity Securities	0.55%	1.21%
Postretirement Health and Life Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	115
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	8.00%
Reduction In Assumed Health Care Cost Trend Rate	5.00%
Weighted-Average Assumptions, Expected Return on Plan Assets	8.00%	8.00%	8.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Weighted-Average Assumptions, Expected Return on Plan Assets	8.75%
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 98
Weighted-Average Assumptions, Expected Return on Plan Assets	6.58%	6.60%	6.78%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-Average Assumptions, Expected Return on Plan Assets	5.75%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-Average Assumptions, Expected Return on Plan Assets	7.00%